Long-Term Bank Loans (Summary of Bank Loans) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Nov. 20, 2009 USD ($)	Nov. 20, 2009 CNY (¥)
Short-term Debt [Line Items]
Long-term loans	$ 1,026	¥ 6,650	¥ 10,000
Less: amounts classified as short-term loan
Less: long-term loan, current portion	$ (517)	¥ (3,350)	¥ (3,350)
Long-term loan	$ 509	¥ 3,300	6,650
Weifang Dongfang State-Owned Assets Management Co Ltd [Member] | October 19, 2009 to October 18, 2017 [Member]
Short-term Debt [Line Items]
Long-Term Loan , Fixed Interest Rate	4.41%	4.41%
Long-term loans	$ 1,026	¥ 6,650	¥ 10,000	$ 1,612	¥ 10,000